CONCENTRATION AND RISKS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net revenues [Member] | Yidatong [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%
Cost of revenue [Member] | Apple Inc [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	32.00%
Product and Service Concentration Risk [Member] | Net revenues [Member] | Consumer Mobile Securities [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	5.00%	17.00%	42.00%
Product and Service Concentration Risk [Member] | Net revenues [Member] | Mobile Games [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%	14.00%	11.00%
Product and Service Concentration Risk [Member] | Net revenues [Member] | Advertising Services [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%	22.00%	19.00%
Product and Service Concentration Risk [Member] | Net revenues [Member] | Enterprise Mobility Including Hardware Sales and Software Development [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	47.00%	45.00%	27.00%
Geographic Concentration Risk [Member] | Net revenues [Member] | PRC [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	91.00%	87.00%	73.00%